INCOME TAXES	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE 14 - INCOME TAXES

At the end of each interim reporting period, the Company estimates its effective tax rate expected to be applied for the full year. This estimate is used to determine the income tax provision or benefit on a year-to-date basis and may change in subsequent interim periods. Accordingly, the Company’s effective tax rate for the three months ended March 31, 2026, and 2025, was 0% and 0%, respectively. The Company’s effective tax rates for both periods were affected primarily by permanent differences between financial reporting and tax accounting for warrants, as well as a full valuation allowance on net deferred tax assets, based upon the historical and anticipated future income, management has determined that the deferred tax assets do not meet the more-likely-than-not threshold for realizability. Accordingly, there is a full valuation allowance provided against the Company’s deferred tax assets as of March 31, 2026, and December 31, 2025.

As of March 31, 2026, and December 31, 2025, the liability for uncertain tax positions is zero and the Company believes that no liability for unrecognized tax benefits is required in relation to the potential for additional assessments.

NOTE 14 - INCOME TAXES

Upon adoption of ASU 2023-09, Improvements to Income Tax Disclosures, as described in Note 3, Summary of Significant Accounting Policies, our loss before provision for income taxes for the year ended December 31, 2025, was as follows:

Year Ended December 31, 2025
Domestic	$(8,712,543)
Foreign	-
Loss before provision for income taxes	$(8,712,543)

Loss before provision for income taxes for the year ended December 31, 2024, was $6,198,161.

Upon adoption of ASU 2023-09, Improvements to Income Tax Disclosures, as described in Note 3, Summary of Significant Accounting Policies, the reconciliation of taxes at the federal statutory rate to our provision for income taxes for the year ended December 31, 2025, was as follows:

	Year Ended December 31, 2025
	Amount	%
Statutory U.S. Federal Income Tax rate	$(1,829,634)	(21.0)%
State income taxes, net of federal income tax benefit	-	-
Tax effect of expenses that are not deductible for income tax purposes:
Stock based compensation	8,400	0.1
Change in fair value derivatives of notes payable and warrants	340,416	3.9
Amortization of discounts on notes payable and warrants	244,989	2.8
Change of valuation allowance	1,235,829	14.2
Effective tax expense	$—	—%

The reconciliation of taxes at the federal statutory rate to our provision for income taxes for the year ended December 31, 2024, in accordance with the guidance prior to the adoption of ASU 2023-09 was as follows:

Year Ended December 31, 2024
Statutory U.S. federal income tax rate	(21.0)%
State income taxes, net of federal income tax benefit	(0.0)
Tax effect of expenses that are not deductible for income tax purposes:
Change in fair value derivatives of notes payable and warrants	(3.4)
Amortization of discounts on notes payable and warrants	3.8
Change in Valuation Allowance	20.6
Effective tax rate	-%

The significant components of the deferred tax assets (liabilities) for the years ended December 31, 2025, and 2024, are summarized below:

	2025	2024
Deferred tax assets:
Net operating loss	$7,418,097	$6,182,268
Total deferred tax assets	7,418,097	6,182,268

Deferred tax liabilities	-	-

Valuation Allowance	(7,418,097)	(6,182,268)
Net deferred tax assets	$-	$-

As of December 31, 2025, the Company had federal net operating loss carryforwards of approximately $35.3 million which may be carried forward indefinitely. These net operating loss carryforwards may be used to offset future taxable income and thereby reduce the Company’s U.S. federal income taxes. The net operating losses may be subject to limitation under Internal Revenue Code Section 382 should there be a greater than 50% change in ownership as determined under the regulations.

In assessing the realization of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. Based on the assessment, management has established a full valuation allowance against all of the deferred tax assets for every period because it is more likely than not that all of the deferred tax assets will not be realized.

In accordance with ASC 740, a valuation allowance must be established if it is more likely than not that the deferred tax assets will not be realized. This assessment is based upon consideration of available positive and negative evidence, which includes, among other things, the Company’s most recent results of operations and expected future profitability. Based on the Company’s cumulative losses in recent years, a full valuation allowance against the Company’s deferred tax assets as of December 31, 2025, and 2024, respectively has been established as Management believes that the Company will not more likely than not realize the benefit of those deferred tax assets. Therefore, no tax provision has been recorded for the years ended December 31, 2025, and 2024, respectively.

The Company complies with the provisions of ASC 740-10 in accounting for its uncertain tax positions. ASC 740-10 addresses the determination of whether tax benefits claimed or expected to be claimed on a tax return should be recorded in the financial statements. Under ASC 740-10, the Company may recognize the tax benefit from an uncertain tax position only if it is more likely that not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position. Management has determined that the Company has no significant uncertain tax positions requiring recognition under ASC 740-10.

The Company is subject to income tax in the U.S., and certain state jurisdictions. The Company has not been audited by the U.S. Internal Revenue Service, or any states in connection with income taxes. The federal and state tax authorities can generally reduce a net operating loss (but not create taxable income) for a period outside the statute of limitations in order to determine the correct amount of net operating loss which may be allowed as a deduction against income for a period within the statute of limitations.

The Company recognizes interest and penalties related to unrecognized tax benefits, if incurred, as a component of income tax expense. No interest or penalties have been recorded for the years ended December 31, 2025, and 2024, respectively.